Schedule of Operating Lease Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2023 (9 months)	$ 1,774
2023	2,312	$ 2,581
2024	1,511	2,360
Total lease payments	5,597	6,462
Less: imputed interest	(744)	(1,018)
Total	4,853	5,444	$ 6,800
2025		1,521
Total lease payments	$ 5,597	$ 6,462